EMPLOYEE BENEFITS (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Profit sharing defined contribution plan
Defined Contribution Plan [Line Items]
Contribution to the plan	$ 176,074	$ 165,227
401k plan
Defined Contribution Plan [Line Items]
Contribution to the plan	$ 155,088	$ 144,807
401k plan | Maximum
Defined Contribution Plan [Line Items]
Deferred compensation by the participants (as a percent)	50.00%
Matching contribution (as a percent)	3.00%	3.00%